Tax situation - Summary of assessments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Income Tax Explanatory
Tax assessments, Estimated possible losses	$ 320,924
Tax Assessments, penalties and interest expenses	476,386
Amount of tax debt	797,310
Year 2003 - 2005 [Member]
Disclosure Of Income Tax Explanatory
Tax assessments, Estimated possible losses	8,684
Tax Assessments, penalties and interest expenses	39,366
Amount of tax debt	48,050
Year 2006 [Member]
Disclosure Of Income Tax Explanatory
Tax assessments, Estimated possible losses	10,840
Tax Assessments, penalties and interest expenses	51,955
Amount of tax debt	62,795
Year 2007 [Member]
Disclosure Of Income Tax Explanatory
Tax assessments, Estimated possible losses	11,579
Tax Assessments, penalties and interest expenses	22,102
Amount of tax debt	33,681
Year 2008 [Member]
Disclosure Of Income Tax Explanatory
Tax assessments, Estimated possible losses	16,906
Tax Assessments, penalties and interest expenses	16,923
Amount of tax debt	33,829
Year 2009 [Member]
Disclosure Of Income Tax Explanatory
Tax assessments, Estimated possible losses	56,000
Tax Assessments, penalties and interest expenses	51,604
Amount of tax debt	107,604
Year 2010 [Member]
Disclosure Of Income Tax Explanatory
Tax assessments, Estimated possible losses	53,566
Tax Assessments, penalties and interest expenses	125,047
Amount of tax debt	178,613
Year 2011 [Member]
Disclosure Of Income Tax Explanatory
Tax assessments, Estimated possible losses	40,802
Tax Assessments, penalties and interest expenses	66,506
Amount of tax debt	107,308
Year 2012 [Member]
Disclosure Of Income Tax Explanatory
Tax assessments, Estimated possible losses	869
Tax Assessments, penalties and interest expenses	6,917
Amount of tax debt	7,786
Year 2013 [Member]
Disclosure Of Income Tax Explanatory
Tax assessments, Estimated possible losses	48,402
Tax Assessments, penalties and interest expenses	65,849
Amount of tax debt	114,251
Year 2014 [Member]
Disclosure Of Income Tax Explanatory
Tax assessments, Estimated possible losses	5,434
Tax Assessments, penalties and interest expenses	724
Amount of tax debt	6,158
Year 2015 [Member]
Disclosure Of Income Tax Explanatory
Tax assessments, Estimated possible losses	2,986
Tax Assessments, penalties and interest expenses	23,205
Amount of tax debt	26,191
Year 2016 [Member]
Disclosure Of Income Tax Explanatory
Tax assessments, Estimated possible losses	60,041
Tax Assessments, penalties and interest expenses	3,268
Amount of tax debt	63,309
Year 2017 [Member]
Disclosure Of Income Tax Explanatory
Tax assessments, Estimated possible losses	4,815
Tax Assessments, penalties and interest expenses	2,920
Amount of tax debt	$ 7,735
Sociedad Minera Cerro Verde S.A.A.
Disclosure Of Income Tax Explanatory
Tax assessments, Estimated possible losses		$ 320,924
Tax Assessments, penalties and interest expenses		476,386
Amount of tax debt		797,310
Sociedad Minera Cerro Verde S.A.A. | Year 2003 - 2005 [Member]
Disclosure Of Income Tax Explanatory
Tax assessments, Estimated possible losses		8,684
Tax Assessments, penalties and interest expenses		39,366
Amount of tax debt		48,050
Sociedad Minera Cerro Verde S.A.A. | Year 2006 [Member]
Disclosure Of Income Tax Explanatory
Tax assessments, Estimated possible losses		10,840
Tax Assessments, penalties and interest expenses		51,955
Amount of tax debt		62,795
Sociedad Minera Cerro Verde S.A.A. | Year 2007 [Member]
Disclosure Of Income Tax Explanatory
Tax assessments, Estimated possible losses		11,579
Tax Assessments, penalties and interest expenses		22,102
Amount of tax debt		33,681
Sociedad Minera Cerro Verde S.A.A. | Year 2008 [Member]
Disclosure Of Income Tax Explanatory
Tax assessments, Estimated possible losses		16,906
Tax Assessments, penalties and interest expenses		16,923
Amount of tax debt		33,829
Sociedad Minera Cerro Verde S.A.A. | Year 2009 [Member]
Disclosure Of Income Tax Explanatory
Tax assessments, Estimated possible losses		56,000
Tax Assessments, penalties and interest expenses		51,604
Amount of tax debt		107,604
Sociedad Minera Cerro Verde S.A.A. | Year 2010 [Member]
Disclosure Of Income Tax Explanatory
Tax assessments, Estimated possible losses		53,566
Tax Assessments, penalties and interest expenses		125,047
Amount of tax debt		178,613
Sociedad Minera Cerro Verde S.A.A. | Year 2011 [Member]
Disclosure Of Income Tax Explanatory
Tax assessments, Estimated possible losses		40,802
Tax Assessments, penalties and interest expenses		66,506
Amount of tax debt		107,308
Sociedad Minera Cerro Verde S.A.A. | Year 2012 [Member]
Disclosure Of Income Tax Explanatory
Tax assessments, Estimated possible losses		869
Tax Assessments, penalties and interest expenses		6,917
Amount of tax debt		7,786
Sociedad Minera Cerro Verde S.A.A. | Year 2013 [Member]
Disclosure Of Income Tax Explanatory
Tax assessments, Estimated possible losses		48,402
Tax Assessments, penalties and interest expenses		65,849
Amount of tax debt		114,251
Sociedad Minera Cerro Verde S.A.A. | Year 2014 [Member]
Disclosure Of Income Tax Explanatory
Tax assessments, Estimated possible losses		5,434
Tax Assessments, penalties and interest expenses		724
Amount of tax debt		6,158
Sociedad Minera Cerro Verde S.A.A. | Year 2015 [Member]
Disclosure Of Income Tax Explanatory
Tax assessments, Estimated possible losses		2,986
Tax Assessments, penalties and interest expenses		23,205
Amount of tax debt		26,191
Sociedad Minera Cerro Verde S.A.A. | Year 2016 [Member]
Disclosure Of Income Tax Explanatory
Tax assessments, Estimated possible losses		60,041
Tax Assessments, penalties and interest expenses		3,268
Amount of tax debt		63,309
Sociedad Minera Cerro Verde S.A.A. | Year 2017 [Member]
Disclosure Of Income Tax Explanatory
Tax assessments, Estimated possible losses		4,815
Tax Assessments, penalties and interest expenses		2,920
Amount of tax debt		$ 7,735